Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Private Equity Investments (Note 35)	$ 55	$ 131
Precious Metals	86	76
Net Investment in Finance Leases	62	61
Long-Term Receivables and Prepaids	120	50
Intangible assets	19	0
Other assets	342	$ 318
Oil Sands
Disclosure of classes of share capital [Line Items]
Disposals, intangible assets other than goodwill	$ 49